Carnival Corporation & PLC Consolidated Statements of Income - USD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Revenues
Revenues	$ 18,881,000,000	$ 17,510,000,000	$ 16,389,000,000
Cruise
Selling and administrative	2,450,000,000	2,265,000,000	2,197,000,000
Depreciation and amortization	2,017,000,000	1,846,000,000	1,738,000,000
Goodwill and trademark impairment	0	89,000,000	0
Operating costs and expenses	15,556,000,000	14,701,000,000	13,318,000,000
Operating Income	3,325,000,000	2,809,000,000	3,071,000,000
Nonoperating Income (Expense)
Interest income	14,000,000	9,000,000	6,000,000
Interest expense, net of capitalized interest	(194,000,000)	(198,000,000)	(223,000,000)
Gains (losses) on fuel derivatives, net	59,000,000	35,000,000	(47,000,000)
Other income, net	3,000,000	11,000,000	21,000,000
Nonoperating Income (Expense)	(118,000,000)	(143,000,000)	(243,000,000)
Income Before Income Taxes	3,207,000,000	2,666,000,000	2,828,000,000
Income Tax Expense, Net	(54,000,000)	(60,000,000)	49,000,000
Net Income	$ 3,152,000,000	$ 2,606,000,000	$ 2,779,000,000
Earnings Per Share
Basic (USD per share)	$ 4.45	$ 3.61	$ 3.73
Diluted (USD per share)	4.44	3.59	3.72
Dividends Declared Per Share (USD per share)	$ 1.95	$ 1.60	$ 1.35
Cruise and tour
Cruise
Operating costs and expenses	$ 11,089,000,000	$ 10,501,000,000	$ 9,383,000,000
Cruise Support
Cruise
Commissions, transportation and other	2,590,000,000	2,359,000,000	2,240,000,000
Onboard and other	638,000,000	587,000,000	553,000,000
Payroll and related	2,190,000,000	2,107,000,000	1,993,000,000
Fuel	1,619,000,000	1,244,000,000	915,000,000
Food	1,066,000,000	1,031,000,000	1,005,000,000
Other ship operating	2,807,000,000	3,010,000,000	2,525,000,000
Cruise passenger ticket
Revenues
Revenues	13,930,000,000	12,944,000,000	12,090,000,000
Cruise onboard and other
Revenues
Revenues	4,679,000,000	4,330,000,000	4,068,000,000
Tour and other
Revenues
Revenues	272,000,000	236,000,000	231,000,000
Cruise
Operating costs and expenses	$ 180,000,000	$ 163,000,000	$ 152,000,000